Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Cash and cash equivalents	$ 45,702	$ 57,743
Accounts receivable	275	368
Refundable deposits	208	199
Marketable securities - noncurrent (Note 8)	10,000
Financial liabilities
Accounts payable	70	64
Accrued expenses	1,516	1,280
Lease liabilities - current and noncurrent	98	592
Carrying Amount
Financial assets
Cash and cash equivalents	45,702	57,743
Accounts receivable	275	368
Restricted cash	300	531
Refundable deposits	208	199
Marketable securities - noncurrent (Note 8)	10,000
Financial liabilities
Accounts payable	70	64
Accrued expenses	1,516	1,280
Lease liabilities - current and noncurrent	98	592
Estimated Fair Value
Financial assets
Cash and cash equivalents	45,702	57,743
Accounts receivable	275	368
Restricted cash	300	531
Refundable deposits	208	199
Marketable securities - noncurrent (Note 8)	10,000
Financial liabilities
Accounts payable	70	64
Accrued expenses	1,516	1,280
Lease liabilities - current and noncurrent	$ 98	$ 592